---------------------------
                                                 [      OMB APPROVAL       ]
                                                 [-------------------------]
                                                 [OMB Number:     3235-0006]
                                                 [Expires:  August 31, 2012]
                                                 [Estimated average burden ]
                                                 [hours per response...23.5]
                                                 ---------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        MHR Fund Management LLC
Address:     c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P.
             One Bryant Park
             New York, NY 10036

Form 13F File Number:     28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Hal Goldstein
Title:         Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein           New York, New York            August 15, 2011
------------------         ------------------            ----------------
   [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           ----------

Form 13F Information Table Entry Total:                            12
                                                           ----------

Form 13F Information Table Value Total:                    $2,039,137
                                                           ----------
                                                           (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number          Name
     -----           -----------------------       -------------

     NONE

                                                    MHR Fund Management LLC
                                                  Form 13F Information Table
                                                  Quarter ended June 30, 2011

       COLUMN 1                    COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5      COLUMN 6 COLUMN 7         COLUMN 8
                                   TITLE OF                 VALUE       SHRS or   SH/  PUT/  INV/  OTHR          VOTING AUTHORITY
NAME OF ISSUER                      CLASS        CUSIP     (x$1000)     PRN AMT   PRN  CALL  DISC. MNGRS   SOLE     SHARED  NONE
----------------------------    -------------  ---------  ----------  ----------  ---  ----  ----  ----- ---------  ------  ----
DYNAVAX TECHNOLOGIES CORP       COM            268158102  $    1,224     445,000  SH         SOLE          445,000
ENSCO PLC                       SPONSORED ADR  29358Q109  $  326,789   6,131,129  SH         SOLE        6,131,129
KEY ENERGY SVCS INC             COM            492914106  $  299,996  16,666,419  SH         SOLE       16,666,419
L-1 IDENTITY SOLUTIONS INC      COM            50212A106  $   81,500   6,936,139  SH         SOLE        6,936,139
LEAP WIRELESS INTL INC          COM NEW        521863308  $  252,180  15,537,869  SH         SOLE       15,537,869
LIONS GATE ENTMNT CORP          COM NEW        535919203  $  266,266  40,221,406  SH         SOLE       40,221,406
LORAL SPACE & COMMUNICATNS INC  COM            543881106  $  564,772   8,129,719  SH         SOLE        8,129,719
M & F WORLDWIDE CORP            COM            552541104  $   19,302     746,984  SH         SOLE          746,984
METROPCS COMMUNICATIONS INC     COM            591708102  $  220,634  12,820,109  SH         SOLE       12,820,109
OMEGA NAVIGATION ENTERPRISES    CLASS A        Y6476R105  $      591   1,358,100  SH         SOLE        1,358,100
RAND LOGISTICS INC              COM            752182105  $    3,393     462,196  SH         SOLE          462,196
TIM PARTICIPACOES S A           SPONS ADR PFD  88706P106  $    2,490      50,600  SH         SOLE           50,600



                                Total Fair Market Value   $2,039,137
